UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2006

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund                                                                   as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 72.7% (1)

Principal
Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
		Awas Capital, Inc.
$759,542		Term Loan, 11.50%, Maturing March 22, 2013	$765,238
		Delta Air Lines, Inc.
425,000		Term Loan, 12.77%, Maturing March 27, 2008	439,237
		Hexcel Corp.
820,146		Term Loan, 7.19%, Maturing March 1, 2012	822,196
		K&F Industries, Inc.
583,737		Term Loan, 7.40%, Maturing November 18, 2012	584,740
		Mid-Western Aircraft Systems, Inc.
1,844,300		Term Loan, 7.75%, Maturing December 31, 2011	1,854,213
		Standard Aero Holdings, Inc.
698,006		Term Loan, 7.67%, Maturing August 24, 2012	698,442
		Transdigm, Inc.
475,000		Term Loan, 7.45%, Maturing June 23, 2013	476,707
		Vought Aircraft Industries, Inc.
181,818		Term Loan, 7.33%, Maturing December 22, 2010	182,955
806,631		Term Loan, 8.00%, Maturing December 17, 2011	813,689
			$6,637,417
Air Transport — 0.1%
		United Airlines, Inc.
437,500		Term Loan, 8.63%, Maturing February 1, 2012	443,014
62,500		Term Loan, 9.19%, Maturing February 1, 2012	63,288
			$506,302
Automotive — 5.1%
		AA Acquisitions Co., Ltd.
1,000,000	GBP	Term Loan, 9.24%, Maturing June 25, 2014	1,920,145
		Accuride Corp.
699,318		Term Loan, 7.31%, Maturing January 31, 2012	701,241
		Affina Group, Inc.
888,482		Term Loan, 8.50%, Maturing November 30, 2011	891,592
		Axletech International Holding, Inc.
425,000		Term Loan, 12.01%, Maturing April 22, 2013	428,187
		CSA Acquisition Corp.
377,583		Term Loan, 8.00%, Maturing December 23, 2011	379,471
607,415		Term Loan, 8.00%, Maturing December 23, 2011	610,452
		Dayco Europe S.R.I.
859,082	EUR	Term Loan, 5.54%, Maturing June 21, 2010	1,100,429
		Dayco Products, LLC
575,000		Term Loan, 8.03%, Maturing June 21, 2011	579,912
		Delphi Corp.
500,000		Term Loan, 8.19%, Maturing October 8, 2007	505,625

		Dura Operating Corp.
$647,000		Term Loan, 9.11%, Maturing May 3, 2011	$651,852
		Exide Technologies
949,088	EUR	Term Loan, 9.25%, Maturing May 5, 2010	1,271,738
		Federal-Mogul Corp.
500,000		DIP Loan, 7.50%, Maturing December 9, 2006	501,875
361,345		Term Loan, 7.65%, Maturing December 9, 2006	353,742
420,728		Term Loan, 7.90%, Maturing December 9, 2006	413,102
		Goodyear Tire & Rubber Co.
635,000		Term Loan, 7.95%, Maturing April 30, 2010	638,638
500,000		Term Loan, 8.70%, Maturing March 1, 2011	504,812
		Insurance Auto Auctions, Inc.
250,000		Term Loan, 6.77%, Maturing May 19, 2012 (2)	251,172
		R.J. Tower Corp.
370,000		DIP Revolving Loan, 8.25%, Maturing February 2, 2007	374,741
		Tenneco Automotive, Inc.
963,141		Term Loan, 7.19%, Maturing December 12, 2009	970,485
418,922		Term Loan, 7.11%, Maturing December 12, 2010	422,116
		Teutates Vermogensverwaltung
500,000	EUR	Term Loan, 5.40%, Maturing March 11, 2014	648,178
500,000	EUR	Term Loan, 5.90%, Maturing March 11, 2015	651,103
		The Goodyear Dunlop Tires
990,000	EUR	Term Loan, 5.52%, Maturing April 30, 2010	1,270,495
		Trimas Corp.
882,552		Term Loan, 9.25%, Maturing December 31, 2009	891,654
		United Components, Inc.
492,292		Term Loan, 7.41%, Maturing June 30, 2010	494,753
			$17,427,510
Beverage and Tobacco — 0.4%
		Alliance One International, Inc.
246,875		Term Loan, 8.49%, Maturing May 13, 2010	248,727
		Culligan International Co.
434,535		Term Loan, 7.37%, Maturing September 30, 2011	434,671
		National Dairy Holdings, L.P.
493,750		Term Loan, 7.40%, Maturing March 15, 2012	495,602
		National Distribution Co.
220,000		Term Loan, 11.90%, Maturing June 22, 2010	220,550
			$1,399,550
Building and Development — 3.7%
		Biomed Realty, L.P.
660,000		Term Loan, 7.60%, Maturing May 31, 2010	661,650
		Capital Automotive REIT
415,134		Term Loan, 7.10%, Maturing December 16, 2010	415,595
		Epco / Fantome, LLC
500,000		Term Loan, 8.50%, Maturing November 23, 2010	501,250

		Gables GP, Inc.
$188,840		Term Loan, 7.10%, Maturing September 30, 2006	$189,096
		Hovstone Holdings, LLC
265,000		Term Loan, 7.68%, Maturing February 28, 2009	265,662
		Kyle Acquisition Group, LLC
115,371		Term Loan, 7.38%, Maturing July 20, 2010	115,371
		LNR Property Corp.
800,000		Term Loan, 8.11%, Maturing July 3, 2011	804,834
		MAAX Corp.
630,897		Term Loan, 8.40%, Maturing June 4, 2011	627,743
		Mueller Group, Inc.
473,658		Term Loan, 7.65%, Maturing October 3, 2012	476,618
		Newkirk Master, L.P.
753,351		Term Loan, 7.10%, Maturing August 11, 2008	755,705
		Nortek, Inc.
987,437		Term Loan, 7.40%, Maturing August 27, 2011	986,049
		Panolam Industries Holdings, Inc.
182,701		Term Loan, 8.25%, Maturing September 30, 2012	184,071
		Ply Gem Industries, Inc.
32,730		Term Loan, 7.21%, Maturing August 15, 2011	32,690
490,957		Term Loan, 7.21%, Maturing August 15, 2011	490,343
		Ristretto Investissements SAS
308,150	EUR	Term Loan, 5.34%, Maturing September 30, 2013	398,324
130,995	GBP	Term Loan, 7.07%, Maturing September 30, 2013	247,356
308,150	EUR	Term Loan, 5.72%, Maturing September 30, 2014	400,290
130,995	GBP	Term Loan, 7.45%, Maturing September 30, 2014	248,375
		Stile Acquisition Corp.
932,393		Term Loan, 7.49%, Maturing April 6, 2013	915,827
		Stile U.S. Acquisition Corp.
933,982		Term Loan, 7.49%, Maturing April 6, 2013	917,387
		The Woodlands Community Property Co.
991,848		Term Loan, 7.76%, Maturing November 30, 2007	999,287
		TRU 2005 RE Holding Co.
1,325,000		Term Loan, 8.35%, Maturing December 9, 2008	1,319,203
		Trustreet Properties, Inc.
385,000		Term Loan, 7.35%, Maturing April 8, 2010	387,166
		United Subcontractors, Inc.
250,000		Term Loan, 12.86%, Maturing May 27, 2013	250,000
			$12,589,892
Business Equipment and Services — 4.7%
		Acco Brands Corp.
1,278,195		Term Loan, 7.12%, Maturing August 17, 2012	1,278,994
		Affiliated Computer Services
248,750		Term Loan, 7.40%, Maturing March 20, 2013	249,261
		Affinion Group, Inc.
520,930		Term Loan, 7.93%, Maturing October 17, 2012	524,023

		Allied Security Holdings, LLC
$375,000		Term Loan, 10.25%, Maturing June 30, 2010	$377,344
		Aspect Software, Inc.
575,000		Term Loan, 8.50%, Maturing July 11, 2011	575,539
500,000		Term Loan, 12.56%, Maturing July 11, 2013	500,625
		Audatex North America, Inc.
1,000,000	EUR	Term Loan, 8.58%, Maturing January 13, 2013	1,304,863
		BSG Clearing Solutions GmbH
987,500	EUR	Term Loan, 5.74%, Maturing May 5, 2012	1,266,499
		Buhrmann US, Inc.
1,984,810	EUR	Term Loan, 4.71%, Maturing December 23, 2010	2,567,743
		DynCorp International, LLC
493,750		Term Loan, 8.06%, Maturing February 11, 2011	496,013
		Gate Gourmet Borrower, LLC
498,750	EUR	Term Loan, 5.81%, Maturing March 9, 2013	640,458
		Info USA, Inc.
199,000		Term Loan, 7.25%, Maturing February 14, 2012	199,249
		Protection One, Inc.
195,426		Term Loan, 7.84%, Maturing April 18, 2011	195,915
		Quintiles Transnational Corp.
500,000		Term Loan, 9.50%, Maturing March 31, 2014	507,187
		RGIS Holdings, LLC
348,278		Term Loan, 8.00%, Maturing February 15, 2013	347,843
		SS&C Technologies, Inc.
38,975		Term Loan, 8.00%, Maturing November 23, 2012	39,202
458,525		Term Loan, 8.00%, Maturing November 23, 2012	461,200
		Sungard Data Systems, Inc.
2,974,962		Term Loan, 7.66%, Maturing February 11, 2013	2,991,697
		US Investigations Services, Inc.
665,954		Term Loan, 7.92%, Maturing October 14, 2012	667,619
		Williams Scotsman, Inc.
930,000		Term Loan, 7.00%, Maturing June 28, 2010	932,518
			$16,123,792
Cable and Satellite Television — 4.5%
		Adelphia Communications Corp.
495,134		DIP Loan, 5.38%, Maturing August 7, 2006	496,063
		Cablecom Luxembourg SCA
1,000,000	EUR	Term Loan, 5.79%, Maturing September 28, 2012	1,285,004
		Canadian Cable Acquisition
495,000		Term Loan, 8.50%, Maturing July 27, 2011	497,475
		Charter Communications Operating, LLC
2,991,833		Term Loan, 8.13%, Maturing April 28, 2013	2,999,863
		CSC Holdings, Inc.
897,750		Term Loan, 7.03%, Maturing March 29, 2013	893,455
		Escaline S.A.R.L. (Ewt)
500,000	EUR	Term Loan, 5.53%, Maturing March 17, 2014	645,333

500,000	EUR	Term Loan, 6.03%, Maturing March 17, 2015	$648,204
		Kabel Deutschland GmbH
500,000	EUR	Term Loan, 5.06%, Maturing March 31, 2012	640,655
		Lanoga Corp.
375,000		Term Loan, 7.25%, Maturing June 29, 2013	375,117
		PKS Media (Netherlands) B.V.
500,000	EUR	Term Loan, 5.49%, Maturing October 5, 2013	639,976
1,000,000	EUR	Term Loan, 5.74%, Maturing October 5, 2013	1,294,566
1,000,000	EUR	Term Loan, 6.24%, Maturing October 5, 2014	1,300,650
		UGS Corp.
1,698,639		Term Loan, 7.48%, Maturing March 31, 2012	1,700,409
		UPC Broadband Holding B.V.
750,000	EUR	Term Loan, 5.51%, Maturing March 31, 2013	955,765
750,000	EUR	Term Loan, 5.51%, Maturing December 31, 2013	956,801
			$15,329,336
Chemicals and Plastics — 6.5%
		Basell Af S.A.R.L.
208,333		Term Loan, 7.73%, Maturing August 1, 2013	210,937
41,667		Term Loan, 7.73%, Maturing August 1, 2013	42,187
208,333		Term Loan, 8.23%, Maturing August 1, 2014	210,937
41,667		Term Loan, 8.23%, Maturing August 1, 2014	42,188
		Brenntag Holding GmbH and Co.
1,020,189	EUR	Term Loan, 12.28%, Maturing December 23, 2013	1,337,716
		Celanese Holdings, LLC
1,851,005	EUR	Term Loan, 5.33%, Maturing April 6, 2011	2,385,291
927,583		Term Loan, 7.50%, Maturing June 4, 2011	930,386
		Gentek, Inc.
702,663		Term Loan, 7.56%, Maturing February 28, 2011	707,604
		Hexion Specialty Chemicals, Inc.
232,000		Term Loan, 7.50%, Maturing May 5, 2013	230,042
1,068,000		Term Loan, 7.56%, Maturing May 5, 2013	1,058,988
		Huntsman, LLC
1,347,723		Term Loan, 7.15%, Maturing August 16, 2012	1,343,089
		Ineos Group
500,000		Term Loan, 7.34%, Maturing December 14, 2013	503,646
500,000		Term Loan, 7.84%, Maturing December 14, 2014	503,646
		Innophos, Inc.
645,283		Term Loan, 7.70%, Maturing August 13, 2010	646,896
		Invista B.V.
629,534		Term Loan, 7.00%, Maturing April 29, 2011	630,583
320,012		Term Loan, 7.00%, Maturing April 29, 2011	320,546
		ISP Chemo, Inc.
698,250		Term Loan, 7.08%, Maturing February 16, 2013	698,998
		Kranton Polymers, LLC
740,549		Term Loan, 7.44%, Maturing May 12, 2013	740,549

		Nalco Co.
$1,981,498		Term Loan, 7.21%, Maturing November 4, 2010	$1,982,118
		PQ Corp.
490,019		Term Loan, 7.50%, Maturing February 11, 2012	491,040
		Professional Paint, Inc.
200,000		Term Loan, 7.76%, Maturing May 31, 2012	201,000
		Rockwood Specialties Group
1,477,500	EUR	Term Loan, 5.90%, Maturing July 30, 2012	1,902,796
		Sigmakalon (BC) Holdco B.V.
8,871	EUR	Term Loan, 5.99%, Maturing September 9, 2013	11,426
173,632	EUR	Term Loan, 5.99%, Maturing September 9, 2013	223,657
317,498	EUR	Term Loan, 5.99%, Maturing September 9, 2013	408,973
107,857	EUR	Term Loan, 6.49%, Maturing September 9, 2014	139,536
30,222	EUR	Term Loan, 6.49%, Maturing September 9, 2014	38,664
26,409	EUR	Term Loan, 6.49%, Maturing September 9, 2014	34,166
335,513	EUR	Term Loan, 6.49%, Maturing September 9, 2014	434,058
1,000,000	EUR	Term Loan, 8.74%, Maturing September 9, 2015	1,291,039
		Solo Cup Co.
935,248		Term Loan, 7.84%, Maturing February 27, 2011	939,827
200,000		Term Loan, 9.66%, Maturing March 31, 2012	202,000
		Wavin Holdings B.V.
650,000	EUR	Term Loan, 5.56%, Maturing September 9, 2013	836,459
650,000	EUR	Term Loan, 6.06%, Maturing September 9, 2014	840,311
			$22,521,299
Clothing/Textiles — 0.1%
		Propex Fabrics, Inc.
283,147		Term Loan, 7.76%, Maturing July 31, 2012	283,501
		St. John Knits International, Inc.
152,136		Term Loan, 7.75%, Maturing March 23, 2012	152,136
			$435,637
Conglomerates — 1.8%
		Amsted Industries, Inc.
521,648		Term Loan, 7.46%, Maturing October 15, 2010	524,746
		Bushnell Performance Optics
496,339		Term Loan, 8.45%, Maturing August 19, 2011	499,854
		Education Management, LLC
450,000		Term Loan, 8.06%, Maturing June 1, 2013	452,883
		Euramax International, Inc.
167,105		Term Loan, 12.49%, Maturing June 28, 2013	168,045
82,895		Term Loan, 12.49%, Maturing June 28, 2013	83,361
		Goodman Global Holdings, Inc.
443,430		Term Loan, 6.94%, Maturing December 23, 2011	442,945
		Jarden Corp.
254,253		Term Loan, 7.25%, Maturing January 24, 2012	253,485
451,732		Term Loan, 7.50%, Maturing January 24, 2012	452,014

		Johnson Diversey, Inc.
$738,478		Term Loan, 7.63%, Maturing November 3, 2009	$744,132
		Polymer Group, Inc.
1,343,250		Term Loan, 7.74%, Maturing November 22, 2012	1,347,168
		PP Acquisition Corp.
1,052,888		Term Loan, 8.40%, Maturing November 12, 2011	1,063,417
			$6,032,050
Containers and Glass Products — 3.9%
		Berry Plastics Corp.
723,415		Term Loan, 7.15%, Maturing December 2, 2011	723,565
		Bluegrass Container Company
109,394		Term Loan, 0.00%, Maturing June 30, 2013 (2)	109,975
365,606		Term Loan, 7.65%, Maturing June 30, 2013	367,548
84,848		Term Loan, 0.00%, Maturing December 30, 2013 (2)	86,015
265,152		Term Loan, 10.40%, Maturing December 30, 2013	268,797
		Crown Americas, Inc.
1,000,000	EUR	Term Loan, 4.61%, Maturing November 15, 2012	1,274,555
		Graham Packaging Holdings Co.
1,231,250		Term Loan, 7.75%, Maturing October 7, 2011	1,236,123
357,143		Term Loan, 9.75%, Maturing April 7, 2012	362,500
		Graphic Packaging International, Inc.
2,394,279		Term Loan, 7.92%, Maturing August 8, 2010	2,416,297
		JSG Acquisitions
1,250,000	EUR	Term Loan, 5.58%, Maturing December 31, 2014	1,621,109
1,250,000	EUR	Term Loan, 6.10%, Maturing December 31, 2014	1,621,109
		Pregis Corp.
992,500		Term Loan, 7.75%, Maturing October 12, 2011	1,001,184
		Smurfit-Stone Container Corp.
428,496		Term Loan, 4.73%, Maturing November 1, 2010	430,966
1,129,221		Term Loan, 7.59%, Maturing November 1, 2010	1,135,730
822,866		Term Loan, 7.54%, Maturing November 1, 2011	827,609
			$13,483,082
Cosmetics/Toiletries — 0.4%
		Prestige Brands, Inc.
740,441		Term Loan, 7.25%, Maturing April 7, 2011	742,909
		Revlon Consumer Products Corp.
656,250		Term Loan, 11.49%, Maturing July 9, 2009	673,750
			$1,416,659
Drugs — 0.5%
		Patheon, Inc.
589,293		Term Loan, 7.74%, Maturing December 14, 2011	589,293
		Warner Chilcott Corp.
313,002		Term Loan, 7.61%, Maturing January 18, 2012	313,752

$144,598		Term Loan, 7.61%, Maturing January 18, 2012	$144,945
776,775		Term Loan, 7.62%, Maturing January 18, 2012	778,636
			$1,826,626
Ecological Services and Equipment — 0.8%
		Duratek, Inc.
173,585		Term Loan, 7.76%, Maturing June 7, 2013	175,104
		Energysolutions, LLC
18,082		Term Loan, 7.62%, Maturing June 7, 2013	18,240
383,333		Term Loan, 7.76%, Maturing June 7, 2013	386,688
		Environmental Systems Products Holdings, Inc.
505,772		Term Loan, 8.86%, Maturing December 12, 2008	509,565
		Sensus Metering Systems, Inc.
53,627		Term Loan, 7.20%, Maturing December 17, 2010	53,761
403,727		Term Loan, 7.24%, Maturing December 17, 2010	404,736
		Sulo GmbH
625,000	EUR	Term Loan, 9.24%, Maturing January 19, 2016	817,285
		Synagro Technologies, Inc.
227,143		Term Loan, 7.76%, Maturing June 21, 2012	227,711
37,857		Term Loan, 7.77%, Maturing June 21, 2012	37,952
			$2,631,042
Electronics/Electrical — 1.4%
		Network Solutions, LLC
298,500		Term Loan, 10.50%, Maturing January 9, 2012	302,231
		Open Solutions, Inc.
350,000		Term Loan, 11.78%, Maturing March 3, 2012	359,188
		Security Co., Inc.
740,571		Term Loan, 8.75%, Maturing June 30, 2010	742,422
		Spectrum Brands, Inc.
1,860,755	EUR	Term Loan, 6.12%, Maturing February 7, 2012	2,374,603
		Telcordia Technologies, Inc.
667,803		Term Loan, 7.73%, Maturing September 15, 2012	645,265
		Vertafore, Inc.
275,000		Term Loan, 11.13%, Maturing January 31, 2013	279,354
			$4,703,063
Equipment Leasing — 0.4%
		Ashtead Group, PLC
990,000		Term Loan, 6.94%, Maturing November 12, 2009	990,619
		United Rentals, Inc.
84,034		Term Loan, 6.00%, Maturing February 14, 2011	84,274
410,714		Term Loan, 7.40%, Maturing February 14, 2011	411,888
			$1,486,781
Financial Intermediaries — 0.7%
		AIMCO Properties, L.P.
1,800,000		Term Loan, 7.01%, Maturing November 2, 2009	1,804,500

		Blitz F04-506 GmbH
500,000	EUR	Term Loan, 5.93%, Maturing June 30, 2014	$648,159
			$2,452,659
Food Products — 2.6%
		American Seafoods Group, LLC
938,372		Term Loan, 7.25%, Maturing September 30, 2011	938,372
		BF Bolthouse HoldCo, LLC
375,000		Term Loan, 11.00%, Maturing December 16, 2013	382,188
		BL Marketing, Ltd.
300,000	GBP	Term Loan, 7.19%, Maturing December 20, 2013	568,167
300,000	GBP	Term Loan, 7.69%, Maturing December 20, 2014	570,649
409,228	GBP	Term Loan, 12.46%, Maturing December 20, 2015	789,454
		Black Lion Beverages III B.V.
1,000,000	EUR	Term Loan, 7.69%, Maturing January 24, 2016	1,306,193
		Charden International B.V.
250,000	EUR	Term Loan, 5.47%, Maturing March 14, 2014	320,234
250,000	EUR	Term Loan, 5.97%, Maturing March 14, 2015	321,670
		Chiquita Brands, LLC
907,711		Term Loan, 7.65%, Maturing June 28, 2012	910,169
		Michael Foods, Inc.
250,000		Term Loan, 7.51%, Maturing November 21, 2010	250,781
		Nash-Finch Co.
500,000		Term Loan, 7.69%, Maturing November 12, 2010	502,813
		Picard Surgeles S.A.
500,000	EUR	Term Loan, 5.44%, Maturing June 4, 2014	643,110
		Pinnacle Foods Holdings Corp.
257,573		Term Loan, 7.48%, Maturing November 25, 2010	257,814
		QCE Finance, LLC
275,000		Term Loan, 11.25%, Maturing November 5, 2013	279,297
		Reddy Ice Group, Inc.
925,000		Term Loan, 7.25%, Maturing August 9, 2012	924,422
			$8,965,333
Food Service — 0.4%
		Carrols Corp.
441,331		Term Loan, 8.00%, Maturing December 31, 2010	444,434
		Denny’s, Inc.
985,013		Term Loan, 8.59%, Maturing September 21, 2009	989,528
			$1,433,962
Food/Drug Retailers — 0.9%
		General Nutrition Centers, Inc.
984,848		Term Loan, 8.06%, Maturing December 7, 2009	991,928
		Roundy’s Supermarkets, Inc.
820,875		Term Loan, 8.23%, Maturing November 3, 2011	829,426

		The Jean Coutu Group (PJC), Inc.
$1,356,230		Term Loan, 8.00%, Maturing July 30, 2011	$1,360,161
			$3,181,515
Forest Products — 2.3%
		Boise Cascade Holdings, LLC
2,063,309		Term Loan, 7.20%, Maturing October 29, 2011	2,068,936
		Buckeye Technologies, Inc.
504,058		Term Loan, 7.16%, Maturing April 15, 2010	504,058
		Georgia-Pacific Corp.
1,741,250		Term Loan, 7.35%, Maturing December 20, 2012	1,741,314
850,000		Term Loan, 8.30%, Maturing December 23, 2013	858,386
		NewPage Corp.
747,021		Term Loan, 8.50%, Maturing May 2, 2011	752,624
		Xerium Technologies, Inc.
1,574,578	EUR	Term Loan, 5.31%, Maturing May 18, 2012	2,024,468
			$7,949,786
Healthcare — 4.2%
		Accellent, Inc.
597,000		Term Loan, 7.23%, Maturing November 22, 2012	596,378
		Alliance Imaging, Inc.
490,000		Term Loan, 7.95%, Maturing December 29, 2011	491,531
		AMR HoldCo, Inc.
325,178		Term Loan, 7.26%, Maturing February 10, 2012	325,686
		Carl Zeiss Topco GMBH
166,667		Term Loan, 7.86%, Maturing February 28, 2013	168,195
333,333		Term Loan, 8.36%, Maturing February 28, 2014	338,055
500,000		Term Loan, 10.61%, Maturing August 31, 2014	507,438
		Community Health Systems, Inc.
984,962		Term Loan, 6.97%, Maturing August 19, 2011	986,347
		Concentra Operating Corp.
1,002,348		Term Loan, 7.62%, Maturing September 30, 2011	1,005,167
		Davita, Inc.
1,620,004		Term Loan, 7.44%, Maturing October 5, 2012	1,625,211
		Encore Medical IHC, Inc.
527,896		Term Loan, 8.31%, Maturing October 4, 2010	529,875
		FHC Health Systems, Inc.
294,118		Term Loan, 11.23%, Maturing December 18, 2009	304,412
205,882		Term Loan, 13.23%, Maturing December 18, 2009	213,088
		Kinetic Concepts, Inc.
253,591		Term Loan, 7.25%, Maturing August 11, 2010	255,176
		Lifecare Holdings, Inc.
223,313		Term Loan, 7.65%, Maturing August 11, 2012	213,263
		Moinlycke
458,140	EUR	Term Loan, 5.56%, Maturing November 4, 2013	593,419
500,000	EUR	Term Loan, 6.06%, Maturing November 4, 2014	650,617

		National Mentor Holdings, Inc.
$16,800		Term Loan, 7.84%, Maturing June 29, 2013	$16,853
283,200		Term Loan, 7.90%, Maturing June 29, 2013	284,085
		P&F Capital S.A.R.L.
209,223	EUR	Term Loan, 5.63%, Maturing February 21, 2014	270,783
125,235	EUR	Term Loan, 5.63%, Maturing February 21, 2014	162,082
100,494	EUR	Term Loan, 5.63%, Maturing February 21, 2014	130,062
65,049	EUR	Term Loan, 6.13%, Maturing February 21, 2014	84,188
94,595	EUR	Term Loan, 6.13%, Maturing February 21, 2015	122,943
35,135	EUR	Term Loan, 6.13%, Maturing February 21, 2015	45,664
72,973	EUR	Term Loan, 6.13%, Maturing February 21, 2015	94,841
297,297	EUR	Term Loan, 6.13%, Maturing February 21, 2015	386,391
		Select Medical Holding Corp.
493,750		Term Loan, 6.94%, Maturing February 24, 2012	487,640
		Sirona Dental Systems GmbH
500,000	EUR	Term Loan, 5.43%, Maturing June 30, 2013	645,595
		Talecris Biotherapeutics, Inc.
246,875		Term Loan, 8.44%, Maturing March 31, 2010	248,109
234,375		Term Loan, 9.75%, Maturing May 31, 2010	234,375
		Vanguard Health Holding Co., LLC
740,658		Term Loan, 7.87%, Maturing September 23, 2011	744,515
		VWR International, Inc.
1,446,747	EUR	Term Loan, 5.87%, Maturing April 7, 2011	1,865,112
			$14,627,096
Home Furnishings — 0.8%
		Interline Brands, Inc.
282,609		Term Loan, 7.26%, Maturing June 23, 2013	283,668
217,391		Term Loan, 7.26%, Maturing June 23, 2013	218,207
		Oreck Corp.
455,274		Term Loan, 8.25%, Maturing February 2, 2012	456,128
		Sealy Mattress Co.
821,593		Term Loan, 7.10%, Maturing April 6, 2012	823,005
		Simmons Co.
832,637		Term Loan, 7.49%, Maturing December 19, 2011	836,280
			$2,617,288
Industrial Equipment — 0.8%
		Alliance Laundry Holdings, LLC
314,646		Term Loan, 7.60%, Maturing January 27, 2012	315,925
		Douglas Dynamics Holdings, Inc.
863,795		Term Loan, 7.25%, Maturing December 16, 2010	865,955
		Maxim Crane Works, L.P.
339,887		Term Loan, 7.44%, Maturing January 28, 2010	340,950
		MTD Products, Inc.
1,234,257		Term Loan, 6.88%, Maturing June 1, 2010	1,243,514
			$2,766,344

Insurance — 0.4%
		ARG Holding, Inc.
$400,000		Term Loan, 12.75%, Maturing November 30, 2012	$406,000
		CCC Information Services Group
225,000		Term Loan, 8.00%, Maturing February 10, 2013	226,172
		Conseco, Inc.
798,222		Term Loan, 7.12%, Maturing June 22, 2010	800,052
			$1,432,224
Leisure Goods/Activities/Movies — 2.3%
		24 Hour Fitness Worldwide, Inc.
403,988		Term Loan, 8.05%, Maturing June 8, 2012	406,512
		AMC Entertainment, Inc.
572,125		Term Loan, 7.53%, Maturing January 26, 2013	574,595
		Bombardier Recreational Product
575,000		Term Loan, 8.24%, Maturing June 28, 2013	574,641
		Deluxe Entertainment Services
295,000		Term Loan, 9.25%, Maturing January 28, 2011	305,694
		Fender Musical Instruments Co.
250,000		Term Loan, 11.12%, Maturing March 30, 2012	251,875
		Metro-Goldwyn-Mayer Holdings, Inc.
2,159,588		Term Loan, 7.75%, Maturing April 8, 2012	2,165,775
		Six Flags Theme Parks, Inc.
1,478,627		Term Loan, 8.36%, Maturing June 30, 2009	1,492,754
		Universal City Development Partners, Ltd.
980,000		Term Loan, 7.38%, Maturing June 9, 2011	981,532
		WMG Acquisition Corp.
988,235		Term Loan, 7.31%, Maturing February 28, 2011	991,657
			$7,745,035
Lodging and Casinos — 3.6%
		Alliance Gaming Corp.
991,640		Term Loan, 9.33%, Maturing September 5, 2009	995,359
		Columbia Entertainment
496,250		Term Loan, 8.00%, Maturing October 24, 2011	499,041
		Fairmont Hotels and Resorts, Inc.
400,000		Term Loan, 8.61%, Maturing May 12, 2011	402,500
		Gala Electric Casinos, Ltd.
875,000	GBP	Term Loan, 7.26%, Maturing December 12, 2013	1,648,270
875,000	GBP	Term Loan, 7.76%, Maturing December 12, 2014	1,654,536
		Isle of Capri Casinos, Inc.
1,970,000		Term Loan, 7.17%, Maturing February 4, 2011	1,971,724
		Penn National Gaming, Inc.
1,404,388		Term Loan, 7.13%, Maturing October 3, 2012	1,409,478
		Pinnacle Entertainment, Inc.
225,000		Term Loan, 0.00%, Maturing December 14, 2011 (2)	224,789
200,000		Term Loan, 7.40%, Maturing December 14, 2011	200,656

		Resorts International Holdings, LLC
$716,285		Term Loan, 9.50%, Maturing April 26, 2012	$721,926
149,139		Term Loan, 16.50%, Maturing April 26, 2013	155,322
		Venetian Casino Resort, LLC
1,243,590		Term Loan, 7.25%, Maturing June 15, 2011	1,243,687
256,410		Term Loan, 7.25%, Maturing June 15, 2011	256,430
		VML US Finance, LLC
133,333		Term Loan, 1.38%, Maturing May 25, 2012 (2)	133,167
266,667		Term Loan, 8.20%, Maturing May 25, 2013	267,917
		Wynn Las Vegas, LLC
500,000		Term Loan, 7.55%, Maturing December 14, 2011	500,938
			$12,285,740
Nonferrous Metals/Minerals — 0.8%
		Almatis Holdings 5 BV
250,000	EUR	Term Loan, 5.74%, Maturing December 21, 2013	323,624
250,000	EUR	Term Loan, 6.24%, Maturing December 21, 2014	324,820
		International Mill Service, Inc.
496,250		Term Loan, 8.25%, Maturing December 31, 2010	497,491
		Murray Energy Corp.
740,625		Term Loan, 8.40%, Maturing January 28, 2010	748,031
		Novelis, Inc.
336,408		Term Loan, 7.38%, Maturing January 7, 2012	338,721
584,288		Term Loan, 7.38%, Maturing January 7, 2012	588,305
			$2,820,992
Oil and Gas — 2.8%
		Coffeyville Resources, LLC
400,601		Term Loan, 5.40%, Maturing June 24, 2011	402,980
594,915		Term Loan, 7.94%, Maturing June 24, 2012	598,447
		Concho Resources, Inc.
625,000		Term Loan, 9.50%, Maturing July 6, 2011 (3)	622,063
		Dresser Rand Group, Inc.
976,902	EUR	Term Loan, 5.17%, Maturing October 29, 2011	1,256,023
		Epco Holdings, Inc.
990,000		Term Loan, 7.40%, Maturing August 18, 2010	995,492
		Key Energy Services, Inc.
497,500		Term Loan, 8.90%, Maturing June 30, 2012	499,884
		LB Pacific, L.P.
711,000		Term Loan, 7.95%, Maturing March 3, 2012	714,555
		Lyondell-Citgo Refining, L.P.
1,960,000		Term Loan, 7.50%, Maturing May 21, 2007	1,964,900

		Niska Gas Storage
$50,909		Term Loan, 0.00%, Maturing May 13, 2011 (2)	$50,909
72,727		Term Loan, 7.03%, Maturing May 13, 2011	72,727
76,173		Term Loan, 7.03%, Maturing May 13, 2011	76,173
399,045		Term Loan, 7.03%, Maturing May 12, 2013	399,045
		Petroleum Geo-Services ASA
388,184		Term Loan, 7.75%, Maturing December 16, 2012	390,610
		Primary Natural Resources, Inc.
500,000		Term Loan, 9.50%, Maturing July 28, 2010 (3)	499,050
		Targa Resources, Inc.
390,000		Term Loan, 7.48%, Maturing October 31, 2007	390,569
542,994		Term Loan, 7.39%, Maturing October 31, 2012	544,593
87,903		Term Loan, 7.75%, Maturing October 31, 2012	88,162
			$9,566,182
Publishing — 4.3%
		American Media Operations, Inc.
1,000,000		Term Loan, 8.12%, Maturing January 31, 2013	1,009,125
		CBD Media, LLC
803,922		Term Loan, 7.87%, Maturing December 31, 2009	809,951
		Dex Media West, LLC
830,502		Term Loan, 6.80%, Maturing March 9, 2010	826,774
		Gatehouse Media Operating, Inc.
475,000		Term Loan, 7.59%, Maturing June 6, 2013	474,555
		Hanley-Wood, LLC
51,738		Term Loan, 7.46%, Maturing August 1, 2012	51,792
433,161		Term Loan, 7.52%, Maturing August 1, 2012	433,612
		Nebraska Book Co., Inc.
740,530		Term Loan, 7.61%, Maturing March 4, 2011	744,233
		Philadelphia Newspapers, LLC
225,000		Term Loan, 8.09%, Maturing June 29, 2013	225,844
		R.H. Donnelley Corp.
1,472,475		Term Loan, 6.88%, Maturing June 30, 2011	1,463,043
		Seat Pagine Gialle Spa
1,744,216	EUR	Term Loan, 5.35%, Maturing May 25, 2012	2,246,453
		SP Newsprint Co.
652,602		Term Loan, 5.40%, Maturing January 9, 2010	655,049
141,772		Term Loan, 7.83%, Maturing January 9, 2010	142,304
		World Directories ACQI Corp.
500,000	EUR	Term Loan, 5.66%, Maturing November 29, 2012	645,874
2,000,000	EUR	Term Loan, 6.16%, Maturing November 29, 2013	2,589,875
		Xsys, Inc.
1,000,000	EUR	Term Loan, 6.06%, Maturing September 27, 2014	1,303,268

		YBR Acquisition BV
450,000	EUR	Term Loan, 5.74%, Maturing June 30, 2013	$582,020
450,000	EUR	Term Loan, 6.24%, Maturing June 30, 2014	584,341
			$14,788,113
Radio and Television — 2.8%
		Adams Outdoor Advertising, L.P.
463,784		Term Loan, 7.27%, Maturing October 18, 2012	464,847
		ALM Media Holdings, Inc.
489,989		Term Loan, 8.00%, Maturing March 5, 2010	489,785
		Block Communications, Inc.
273,625		Term Loan, 7.50%, Maturing December 22, 2011	274,309
		Cequel Communications, LLC
475,000		Term Loan, 9.85%, Maturing May 5, 2014	460,750
850,000		Term Loan, 11.35%, Maturing May 5, 2014	817,417
		CMP KC, LLC
500,000		Term Loan, 9.31%, Maturing May 3, 2011	500,625
		Nexstar Broadcasting, Inc.
391,093		Term Loan, 7.25%, Maturing October 1, 2012	390,685
379,859		Term Loan, 7.25%, Maturing October 1, 2012	379,463
		P7S1 Holding II S.A.R.L.
1,000,000	EUR	Term Loan, 6.84%, Maturing July 18, 2011	1,276,150
		Paxson Communcations Corp.
850,000		Term Loan, 8.76%, Maturing December 30, 2011	868,063
		SFX Entertainment
447,750		Term Loan, 7.75%, Maturing June 21, 2013	448,217
		TDF SA
1,305,762	EUR	Term Loan, 4.85%, Maturing March 11, 2013	1,682,492
305,762	EUR	Term Loan, 5.85%, Maturing March 11, 2014	395,620
388,476	EUR	Term Loan, 6.48%, Maturing March 11, 2015	503,965
		Young Broadcasting, Inc.
247,500		Term Loan, 7.73%, Maturing November 3, 2012	246,765
498,750		Term Loan, 7.88%, Maturing November 3, 2012	497,269
			$9,696,422
Rail Industries — 0.1%
		Railamerica, Inc.
470,851		Term Loan, 7.25%, Maturing September 29, 2011	474,530
			$474,530
Retailers (Except Food and Drug) — 2.0%
		Alimentation Couche-Tard, Inc.
976,855		Term Loan, 7.13%, Maturing December 17, 2010	982,757
		American Achievement Corp.
432,631		Term Loan, 7.95%, Maturing March 25, 2011	435,876
		Coinmach Laundry Corp.
1,122,730		Term Loan, 7.78%, Maturing December 19, 2012	1,132,086

	Josten’s Corp.
$849,035	Term Loan, 7.07%, Maturing October 4, 2010	$854,165
	Mapco Express, Inc.
448,541	Term Loan, 8.20%, Maturing April 28, 2011	451,064
	Mauser Werke GMBH & Co. KG
375,000	Term Loan, 8.25%, Maturing December 3, 2011	377,344
	Movie Gallery, Inc.
230,773	Term Loan, 10.75%, Maturing April 27, 2011	225,382
	Neiman Marcus Group, Inc.
237,342	Term Loan, 7.77%, Maturing April 5, 2013	239,547
	Savers, Inc.
882,355	Term Loan, 8.60%, Maturing August 4, 2009	884,561
	Sears Canada, Inc.
299,250	Term Loan, 7.25%, Maturing December 22, 2012	299,811
	Stewert Enterprises, Inc.
377,893	Term Loan, 6.86%, Maturing November 19, 2011	378,838
	Travelcenters of America, Inc.
746,250	Term Loan, 7.02%, Maturing November 30, 2008	746,903
		$7,008,334
Steel — 0.1%
	Gibraltar Industries, Inc.
163,043	Term Loan, 7.19%, Maturing December 8, 2010	163,043
		$163,043
Surface Transport — 0.2%
	Sirva Worldwide, Inc.
360,424	Term Loan, 9.97%, Maturing December 1, 2010	349,161
	Vanguard Car Rental USA
475,000	Term Loan, 8.32%, Maturing June 14, 2013	477,078
		$826,239
Telecommunications — 2.8%
	Alaska Communications Systems Holdings, Inc.
500,000	Term Loan, 7.25%, Maturing February 1, 2011	500,000
	Cellular South, Inc.
992,405	Term Loan, 7.25%, Maturing May 4, 2011	994,886
	Centennial Cellular Operating Co., LLC
692,695	Term Loan, 7.68%, Maturing February 9, 2011	695,973
	Consolidated Communications, Inc.
1,000,000	Term Loan, 7.44%, Maturing October 14, 2011	996,875
	Fairpoint Communications, Inc.
1,000,000	Term Loan, 7.25%, Maturing February 8, 2012	995,625
	Hawaiian Telcom Communications, Inc.
498,889	Term Loan, 7.75%, Maturing October 31, 2012	501,740
	Madison River Capital, LLC
1,000,000	Term Loan, 7.73%, Maturing July 31, 2012	1,001,875

	NTelos, Inc.
$492,506	Term Loan, 7.65%, Maturing August 24, 2011	$492,382
	Qwest Corp.
800,000	Term Loan, 11.00%, Maturing June 4, 2007	814,300
	Stratos Global Corp.
325,000	Term Loan, 8.25%, Maturing February 13, 2012	326,083
	Syniverse Holdings, Inc.
369,634	Term Loan, 7.25%, Maturing February 15, 2012	369,634
	Triton PCS, Inc.
740,602	Term Loan, 8.65%, Maturing November 18, 2009	746,897
	Windstream Corp.
1,200,000	Term Loan, 7.26%, Maturing July 17, 2013	1,205,357
		$9,641,627
Utilities — 1.6%
	Astoria Generating Co.
375,000	Term Loan, 9.20%, Maturing August 23, 2013	380,484
	Cogentrix Delaware Holdings, Inc.
672,383	Term Loan, 7.00%, Maturing April 14, 2012	673,924
	Covanta Energy Corp.
234,146	Term Loan, 5.46%, Maturing May 27, 2013	235,463
167,790	Term Loan, 7.70%, Maturing May 27, 2013	168,733
162,500	Term Loan, 10.96%, Maturing June 24, 2013	166,156
	KGen, LLC
187,625	Term Loan, 8.12%, Maturing August 5, 2011	185,749
	La Paloma Generating Co., LLC
65,152	Term Loan, 7.15%, Maturing August 16, 2012	64,582
382,701	Term Loan, 7.25%, Maturing August 16, 2012	379,352
30,025	Term Loan, 7.25%, Maturing August 16, 2012	29,762
	LSP General Finance Co., LLC
12,121	Term Loan, 0.00%, Maturing April 14, 2013 (2)	12,091
287,879	Term Loan, 7.25%, Maturing April 14, 2013	287,159
	NRG Energy, Inc.
1,471,313	Term Loan, 7.23%, Maturing February 1, 2013	1,477,212
575,000	Term Loan, 7.50%, Maturing February 1, 2013	576,761
	Pike Electric, Inc.
448,530	Term Loan, 6.88%, Maturing July 1, 2012	448,670
	Plains Resources, Inc.
480,744	Term Loan, 6.69%, Maturing August 12, 2011	481,345
	Reliant Energy, Inc.
90,147	Term Loan, 7.78%, Maturing December 22, 2010	90,260
		$5,657,703
Total Senior, Floating Rate Interests (identified cost $248,057,165)		$250,650,205

Mortgage Pass-Throughs — 55.2%

Principal Amount (000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$3,607	6.15%, with maturity at 2027 (4)	$3,646,679
10,859	7.00%, with maturity at 2013 (4)	11,094,511
7,014	7.50%, with maturity at 2024 (4)	7,429,430
20,379	8.00%, with various maturities to 2031 (4)	21,677,817
11,068	8.50%, with various maturities to 2031 (4)	12,033,150
1,243	9.00%, with maturity at 2031	1,369,128
1,243	9.50%, with various maturities to 2022	1,376,115
2,909	11.50%, with maturity at 2019 (4)	3,247,149
		$61,873,979
	Federal National Mortgage Association:
5,159	6.321%, with maturity at 2032	5,311,937
18,918	6.50%, with various maturities to 2028 (4)	19,234,094
2,795	7.00%, with maturity at 2014	2,854,834
6,379	7.50%, with various maturities to 2028 (4)	6,680,481
7,720	8.00%, with various maturities to 2029 (4)	8,216,896
1,786	8.50%, with maturity at 2027	1,930,185
1,629	9.00%, with various maturities to 2028	1,785,265
10,229	9.50%, with various maturities to 2031 (4)	11,355,797
4,290	10.00%, with various maturities to 2031	4,781,873
		$62,151,362
	Government National Mortgage Association:
8,399	7.50%, with maturity at 2022 (4)	8,897,659
11,069	8.00%, with various maturities to 2027 (4)	11,860,429
5,628	9.00%, with maturity at 2026 (4)	6,215,044
1,111	9.50%, with maturity at 2025	1,237,311
1,585	11.00%, with maturity at 2018	1,773,588
		$29,984,031
	Collateralized Mortgage Obligations:
4,412	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29 (4)	4,456,451
5,194	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29 (4)	5,369,984
1,175	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.052%, 8/15/21	1,291,536
7,027	Federal Home Loan Mortgage Corp., Series S 2182, Class ZB, 8.00%, 9/15/29 (4)	7,394,009
390	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	423,993
963	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	1,001,938

$7,223	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23 (4)	$7,618,240
2,301	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	2,405,224
2,159	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	2,281,960
3,851	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21 (4)	3,967,403
		$36,210,738
Total Mortgage Pass-Throughs (identified cost $192,815,616)		$190,220,110

Corporate Bonds & Notes — 1.5%

Principal
Amount
(000’s omitted)		Security	Value
Cable and Satellite Television — 0.7%
		Iesy Hessen & ISH NRW, Variable Rate
2,000	EUR	6.021%, 4/15/13 (5)	$2,494,873
			$2,494,873
Financial Intermediaries — 0.1%
		Centurion CDO 9 Ltd., Series 2005-9A
500		9.35%, 7/17/19	515,095
			$515,095
Index Linked Notes — 0.6%
		JP Morgan Chilean Inflation Linked Note
2,000		7.433%, 11/17/15	2,011,600
			$2,011,600
Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
200		8.579%, 6/15/13 (5)	215,000
			$215,000
Total Corporate Bonds & Notes (identified cost $5,152,301)			$5,236,568

Sovereign Issues—6.5%

Principal
Amount
(000’s omitted)		Security	Value
		Egyptian Treasury Bill
8,275	EGP	0.00%, 8/1/06	$1,440,696
8,000	EGP	0.00%, 9/5/06	1,381,620
8,400	EGP	0.00%, 10/10/06	1,438,716
8,000	EGP	0.00%, 12/5/06	1,352,211
7,590	EGP	0.00%, 2/27/07	1,257,948
		Federal Republic of Brazil
4,204	BRL	12.50%, 1/5/16	1,943,526
		Indonesia Government
30,000,000	IDR	11.00%, 12/15/12	3,171,504
		Indonesia Recapitalization Bond
35,000,000	IDR	12.25%, 7/15/07	3,882,708
		Republic of Colombia
14,760,000	COP	11.75%, 3/1/10	6,554,053
			$22,422,982
Total Sovereign Issues (identified cost $22,587,229)			$22,422,982

Short-Term Investments — 1.7%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,817,000	08/01/06	General Electric Capital Corp. Commercial Paper	5.30%	$1,817,000
3,870,000	08/01/06	Investors Bank and Trust Company Time Deposit	5.31%	3,870,000
Total Short-Term Investments (at amortized cost, $5,687,000)				$5,687,000
Gross Investments — 137.6% (identified cost $474,299,312)				$474,216,865
Less Unfunded Loan Commitments — (0.2)%				$(653,650)
Net Investments — 137.4% (identified cost $473,645,662)				$473,563,215
Other Assets, Less Liabilities — (37.4)%				$(128,972,773)
Net Assets — 100.0%				$344,590,442

BRL	—	Brazilian Real
COP	—	Colombian Peso

EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at July 31, 2006.
(5)		Adjustable rate securities. Rates shown are the rates at period end.

A summary of financial instruments at July 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/06	21 Japan 10 Year Bond	Short	$(24,214,183)	$(24,219,688)	$(5,505)

Description of the underlying instruments to futures contracts: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
8/02/06	Brazilian Real 5,300,000	United States Dollar 2,424,520	$(12,822)
8/08/06	Canadian Dollar 4,000,000	United States Dollar 3,496,504	(43,314)
8/29/06	Euro 50,256,015	United States Dollar 63,623,222	(623,940)
8/29/06	Great British Pound 4,090,483	United States Dollar 7,576,270	(65,252)
8/09/06	Japanese Yen 249,600,000	United States Dollar 2,154,296	(28,984)
8/01/06	Turkish Lira 8,124,500	United States Dollar 5,452,685	21,869
8/07/06	South African Rand 12,000,000	United States Dollar 1,740,449	10,319
			$(742,124)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In Exchange For	(Depreciation)
8/02/06	Brazilian Real 5,300,000	United States Dollar 2,382,986	$54,356
9/05/06	Brazilian Real 5,300,000	United States Dollar 2,405,155	12,177
8/14/06	Chilean Peso 1,800,000,000	United States Dollar 3,339,208	(3,776)
8/07/06	Indonesian Rupiah 32,000,000,000	United States Dollar 3,490,401	34,341
8/04/06	Icelandic Krona 211,144,000	Euro 2,248,365	29,637
8/11/06	Icelandic Krona 545,174,800	Euro 5,924,847	(89,150)
8/07/06	Japanese Yen 201,000,000	United States Dollar 1,753,927	3,754
8/07/06	Korean Won 10,280,000,000	United States Dollar 10,811,152	(53,148)
8/28/06	Kazakhstan Tenge 35,700,000	United States Dollar 302,542	(528)
8/14/06	Mexican Peso 38,328,000	United States Dollar 3,484,364	29,168
8/07/06	Malaysian Ringgit 21,495,000	United States Dollar 5,843,414	35,099

8/22/06	Malaysian Ringgit 26,000,000	United States Dollar 7,077,141	39,037
8/25/06	Malaysian Ringgit 13,000,000	United States Dollar 3,532,033	26,619
8/04/06	Philippines Peso 180,000,000	United States Dollar 3,430,663	66,253
8/22/06	Philippines Peso 185,000,000	United States Dollar 3,527,303	64,273
8/18/06	Romanian Leu 5,100,000	Euro 1,417,415	22,989
10/27/06	Romanian Leu 28,500,000	Euro 7,730,849	265,381
8/01/06	Turkish Lira 8,124,500	United States Dollar 5,450,855	(20,040)
8/15/06	Turkish Lira 8,124,500	United States Dollar 5,427,188	(21,941)
			$494,501

At July 31, 2006, the Fund had sufficient cash and/or securities to cover potential obligations arising from open futures and forward foreign currency exchange contracts, as well as margin requirements on open futures contracts.

The Portfolio has entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of $39,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a fixed rate equal to 9.870% on the same notional amount. The value of the contract, which terminates on May 26, 2016, is recorded as a receivable for open swap contracts of $173,468, at July 31, 2006.

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying exposure to an increase in credit spreads for the underlying instrument. The maximum payouts are limited to the notional amount of each swap.

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation
10,000,000 USD	3/20/2010	Agreement with Credit Suisse First Boston dated 3/05/2005 whereby the Fund will pay 2.01% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Credit Suisse First Boston.	$(57,779)

5,000,000 USD	9/20/2011	Agreement with Credit Suisse First Boston dated 7/21/2006 whereby the Fund will pay 2.15% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Philippine sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to Credit Suisse First Boston.	$(62,870)
10,000,000 USD	3/20/2010	Agreement with JP Morgan Chase Bank dated 3/05/2005 whereby the Fund will pay 2.00% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(54,579)
10,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 whereby the Fund will pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Indonesian sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Indonesia to JP Morgan Chase Bank.	$(127,656)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 whereby the Fund will pay 2.17% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Philippine sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap.To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to JP Morgan Chase Bank.	$(67,213)
			$(370,097)

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$474,705,231
Gross unrealized appreciation	$4,326,856
Gross unrealized depreciation	(5,468,872)
Net unrealized depreciation	$(1,142,016)

The unrealized depreciation on foreign currency, swaps, futures and forward contracts at July 31, 2006 on a federal income tax basis was $467,380.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 22, 2006